Expense Example, No Redemption - American Funds Multi-Sector Income Fund	Feb. 28, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 148
Expense Example, No Redemption, 3 Years	459
Expense Example, No Redemption, 5 Years	792
Expense Example, No Redemption, 10 Years	1,545
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	151
Expense Example, No Redemption, 3 Years	468
Expense Example, No Redemption, 5 Years	808
Expense Example, No Redemption, 10 Years	$ 1,310